OTHER CURRENT ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,221,520	$ 2,603,043
Others	427,080	235,508
Less: Provision for doubtful accounts	(56,552)	(6,678)	$ (6,874)
Other current assets	2,592,048	2,831,873
Provisions for doubtful accounts of other current assets	50,587	7,061	(12,483)
Other current assets, write off	$ 0	$ 7,061
Reversed provision for doubtful accounts			$ 12,483